Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 59,096	$ 51,204	$ 66,853
Short-term investments	0	6,200	0
Amounts receivable	3,106	4,750	8,640
Other assets	1,612	1,392	1,880
Total current assets	63,814	63,546	77,373
Non-current assets
Investments in associates	43,262	87,444	236,081
Other investments	74,043	70,335	54,268
Royalty, stream and other interests	1,113,855	1,174,298	1,017,582
Goodwill	77,284	84,081	82,102
Other assets	5,376	6,768	6,484
Total assets	1,377,634	1,486,472	1,473,890
Current liabilities
Accounts payable and accrued liabilities	5,331	6,205	5,041
Dividends payable	8,433	8,409	7,472
Lease liabilities	852	849	680
Total current liabilities	14,616	15,463	13,193
Non-current liabilities
Lease liabilities	3,931	5,201	4,948
Long-term debt	93,900	145,080	109,231
Deferred income taxes	76,234	72,797	63,917
Total liabilities	188,681	238,541	191,289
Equity
Share capital	1,675,940	1,658,908	1,642,855
Contributed surplus	63,567	62,331	60,764
Accumulated other comprehensive loss	(141,841)	(84,816)	(101,659)
Deficit	(408,713)	(388,492)	(319,359)
Total equity	1,188,953	1,247,931	1,282,601
Total Liabilities and Equity	$ 1,377,634	$ 1,486,472	$ 1,473,890